STOCKHOLDERS' EQUITY - Schedule of stock option activity (Details) - USD ($)			3 Months Ended	12 Months Ended
	Sep. 29, 2025	Aug. 12, 2025	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, beginning balance			2,415,000	0
Number of options, forfeited			(1,390,000)
Number of options, issued	215,000	2,200,000		2,415,000
Number of options, ending balance			1,025,000	2,415,000
Number of options vested			0	0
Weighted average exercise price, beginning balance			$ 3.59	$ 0
Weighted average exercise price, issued	$ 3.59	$ 3.59		3.59
Weighted average exercise price, forfeited			3.59
Weighted average exercise price, ending balance			3.59	3.59
Weighted average exercise price vested			$ 0	$ 0
Weighted average remaining life in years, outstanding			4 years 4 months 17 days	4 years 7 months 17 days
Aggregate intrinsic value, outstanding, beginning balance			$ 19,464,900	$ 0
Aggregate intrinsic value, outstanding, ending balance			2,388,250	19,464,900
Aggregate intrinsic value vested			$ 0	$ 0